Employee defined benefits plans obligation (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of employee benefit costs

	Successor – As of December 31, 2019	Successor – As of December 31, 2018	Predecessor – As of Abril 4, 2018	Predecessor – As of December 31, 2017
Cost of the current services	(68)	(99)	(38)	(161)
Cost of interest	(152)	(446)	(126)	(484)
Reductions	—	177	—	—
Return on plan assets	—	—	56	38

Total	(220)	(368)	(108)	(607)

Summary of obligations for defined benefit plans

	Successor – December 31, 2019
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the year
Balances at the beginning of year	(11,014)	7.712	(3,302)
Items classified in profit or loss
Current services cost	(68)	—	(68)
Cost for interest	(541)	389	(152)
Items classified in other comprehensive income
Actuarial (losses) gains	(1,358)	(219)	(1,577)
Benefit payments	630	(630)	—
Contributions paid	—	630	630

At the end of the year	(12,351)	7,882	(4,469)

	Successor – December 31, 2018
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the year
Balances at the beginning of year	(10,481)	5,656	(4,825)
Increase for business combination	(3,847)	2,076	(1,771)
Items classified in profit or loss
Current services cost	(99)	—	(99)
Cost for interest	(446)	(20)	(466)
Reductions	177	—	177
Exchange differences on translation gain (loss)	257	—	257
Items classified in other comprehensive income
Actuarial (losses) gains	2,698	—	2,698
Benefit payments	727	(727)	—
Contributions paid	—	727	727

At the end of the year	(11,014)	7,712	(3,302)

	Predecessor-April 3, 2018
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the period
Balances at the beginning of period	(10,317)	5,634	(4,683)
Items classified in profit or loss
Current services cost	(38)	—	(38)
Cost for interest	(126)	—	(126)
Reductions	—	56	56
Exchange differences on translation	(57)	(34)	(91)
Items classified in other comprehensive income
Actuarial (losses) gains	(89)	—	(89)
Benefit payments	146	(146)	—
Contributions paid	—	146	146

At the end of the period	(10,481)	5,656	(4,825)

	Predecessor – December 31, 2017
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the year
Balances at the beginning of year	(9,962)	5,596	(4,366)
Items classified in profit or loss
Current services cost	(161)	—	(161)
Cost for interest	(484)	—	(484)
Return on plan assets	—	38	38
Exchange differences on translation	243	—	243
Items classified in other comprehensive income
Actuarial (losses) gains	(355)	—	(355)
Benefit payments	402	(402)	—
Contributions paid	—	402	402

At the end of the year	(10,317)	5,634	(4,683)

Summary of fair value of plan assets
The fair value of the plan assets at the end of each reporting period by category, are as follows:

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Cash and cash equivalents	—	7,712	69
Debt instruments categorized by issuers’ credit rating:
- AAA (U.S. Treasury notes)	7,882	—	5,565

Total	7,882	7,712	5,634

Summary of estimated expected benefits payments
Estimated expected benefits payments for the next ten (10) years are shown below. The amounts in the table represent the undiscounted cash flows and therefore do not reconcile to the obligations recorded at the end of the year.

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Less than one year	871	743	507
One to two years	851	825	516
Two to three years	836	811	635
Three to four years	856	800	669
Four to five years	839	783	666
Six to ten years	4,554	3,869	3,678

Summary of significant actuarial assumptions used
Significant actuarial assumptions used were as follows:

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Discount rate	5%	5%	5%
Assets return rate	5%	—	5%
Salaries increase
Up to 35 years old	1%	1%	1%
From 36 to 49 years old	1%	1%	1%
More than 50 years old	1%	1%	1%